Consolidated Balance Sheet - USD ($) $ in Millions		Dec. 31, 2019		Dec. 31, 2018
Assets
Cash and due from banks		$ 22,405		$ 21,453
Investment securities
Held-to-maturity (2018 fair value $44,964)				46,050
Available-for-sale ($269 and $2,057 pledged as collateral, respectively)	[1]	122,613	[2]	66,115
Loans held for sale (including $5,533 and $2,035 of mortgage loans carried at fair value, respectively)		5,578		2,056
Loans
Total loans		296,102		286,810
Less allowance for loan losses		(4,020)		(3,973)
Net loans		292,082		282,837
Premises and equipment		3,702		2,457
Goodwill		9,655		9,369
Other intangible assets		3,223		3,392
Other assets (including $951 and $843 of trading securities at fair value pledged as collateral, respectively)		36,168		33,645
Total assets		495,426		467,374
Deposits
Noninterest-bearing		75,590		81,811
Interest-bearing	[3]	286,326		263,664
Total deposits		361,916		345,475
Short-term borrowings		23,723		14,139
Long-term debt		40,167		41,340
Other liabilities		17,137		14,763
Total liabilities		442,943		415,717
Shareholders' equity
Preferred stock		5,984		5,984
Common stock, par value $0.01 a share — authorized: 4,000,000,000 shares; issued: 2019 and 2018 — 2,125,725,742 shares		21		21
Capital surplus		8,475		8,469
Retained earnings		63,186		59,065
Less cost of common stock in treasury: 2019 — 591,570,506 shares; 2018 — 517,391,021 shares		(24,440)		(20,188)
Accumulated other comprehensive income (loss)		(1,373)		(2,322)
Total U.S. Bancorp shareholders' equity		51,853		51,029
Noncontrolling interests		630		628
Total equity		52,483		51,657
Total liabilities and equity		495,426		467,374
Commercial
Loans
Total loans		103,863		102,444
Commercial real estate
Loans
Total loans		39,746		39,539
Residential mortgages
Loans
Total loans		70,586		65,034
Credit card
Loans
Total loans		24,789		23,363
Other retail
Loans
Total loans		$ 57,118		$ 56,430

[1]	Includes only collateral pledged by the Company where counterparties have the right to sell or pledge the collateral.
[2]	The weighted-average maturity of total available-for-sale and held-to-maturity investment securities was 5.3 years at December 31, 2018, with a corresponding weighted-average yield of 2.53 percent.
[3]	lncludes time deposits greater than $250,000 balances of $7.8 billion and $15.3 billion at December 31, 2019 and 2018, respectively.